DIGITAL ASSETS - Crypto assets representing a fair value (Details) $ in Thousands	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
DIGITAL ASSETS
Fair value of crypto assets	$ 385	$ 443	$ 108,956
Bitcoin - BTC
DIGITAL ASSETS
Fair value of crypto assets	$ 385
Number Of Coins / Tokens Held | item	9	25